Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares
The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:
	March 31,
	2015	2014
Options	16,184,000	7,783,000
Warrants	9,099,516	5,325,751
Convertible instruments	678,806	1,519,015
Total potentially dilutive shares	25,962,322	14,627,766

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2014	2013
Options	15,584,000	5,043,000
Warrants	8,248,683	4,795,890
Convertible notes	653,885	1,063,380
Total potentially dilutive shares	24,486,568	10,902,270